September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2070 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock LifePath® Dynamic 2070 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 96.7%
BlackRock Real Estate Securities Fund	1,400	$ 21,379
BlackRock Tactical Opportunities Fund, Class K	14,482	231,995
Diversified Equity Master Portfolio	$2,345,193	2,345,193
International Tilts Master Portfolio	$698,818	698,818
iShares Core MSCI EAFE ETF	127	11,088
iShares Core MSCI Emerging Markets ETF(b)	7,656	504,684
iShares Core MSCI International Developed Markets ETF	4,281	343,208
iShares MSCI Canada ETF(b)	1,899	95,994
iShares MSCI EAFE Small-Cap ETF	1,400	107,408
iShares MSCI Japan ETF	574	46,041
iShares Russell 2000 ETF(b)	257	62,184
		4,467,992
Fixed-Income Funds — 1.7%
BlackRock Diversified Fixed Income Fund, Class K	4,213	40,275
iShares Broad USD Investment Grade Corporate Bond ETF	743	38,799
		79,074

Security	Shares	Value
Money Market Funds — 15.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)	675,616	$ 675,954
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)	42,616	42,616
		718,570
Total Investments — 113.9% (Cost: $4,779,395)		5,265,636
Liabilities in Excess of Other Assets — (13.9)%		(642,927)
Net Assets — 100.0%		$ 4,622,709

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 196,700	$ 163,580	$ (361,529)	$ (12,641)	$ 13,890	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	465,741	210,137 (b)	—	101	(25)	675,954	675,616	867 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	392,450	—	(349,834)(b)	—	—	42,616	42,616	5,617	—
BlackRock Diversified Fixed Income Fund, Class K	3,303	36,391	—	—	581	40,275	4,213	882	—
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(56)	—
BlackRock Real Estate Securities Fund	20,431	326	—	—	622	21,379	1,400	326	—
BlackRock Tactical Opportunities Fund, Class K	5,258	214,995	—	—	11,742	231,995	14,482	—	—
Diversified Equity Master Portfolio	2,284,662	—	(202,068)(b)(d)	91,641	170,958	2,345,193	$2,345,193	30,775	—
International Tilts Master Portfolio	409,587	173,667 (b)(d)	—	27,012	88,552	698,818	$698,818	11,607	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	37,527	—	—	1,272	38,799	743	592	—
iShares Core MSCI EAFE ETF	—	230,502	(225,829)	5,062	1,353	11,088	127	892	—
iShares Core MSCI Emerging Markets ETF	—	497,534	(74,558)	2,556	79,152	504,684	7,656	5,608	—
iShares Core MSCI International Developed Markets ETF	—	334,572	(21,347)	(99)	30,082	343,208	4,281	5,177	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	42,095	—	(42,228)	(1,911)	2,044	—	—	651	—
iShares MSCI Canada ETF	109,414	22,783	(58,067)	1,402	20,462	95,994	1,899	637	—
iShares MSCI EAFE ETF(a)	19,734	233	(21,632)	(356)	2,021	—	—	—	—
iShares MSCI EAFE Small-Cap ETF	306,909	96,556	(335,399)	483	38,859	107,408	1,400	1,422	—
iShares MSCI Japan ETF	—	117,511	(78,403)	2,564	4,369	46,041	574	268	—
iShares MSCI USA Value Factor ETF(a)	39,710	—	(38,303)	(2,537)	1,130	—	—	255	—
iShares Russell 2000 ETF	51,484	32,807	(27,920)	(2,155)	7,968	62,184	257	485	—
				$ 111,122	$ 475,032	$ 5,265,636		$ 66,005	$ —

(a)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic 2070 Fund

(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	1	12/19/25	$ 123	$ 701
Micro E-mini S&P 500 Index	8	12/19/25	270	3,640
				$ 4,341
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	132,536	USD	87,394	Goldman Sachs International	12/17/25	$ 384
EUR	75,686	USD	89,230	Barclays Bank PLC	12/17/25	19
USD	22,609	EUR	19,000	Barclays Bank PLC	12/17/25	204
						607
CAD	5,000	USD	3,634	Goldman Sachs International	12/17/25	(28)
CAD	120,826	USD	87,817	Goldman Sachs International	12/17/25	(686)
EUR	75,686	USD	89,444	Goldman Sachs International	12/17/25	(195)
EUR	9,000	USD	10,649	UBS AG	12/17/25	(36)
JPY	26,566,412	EUR	153,841	Goldman Sachs International	12/17/25	(386)
JPY	12,720,228	USD	87,013	Goldman Sachs International	12/17/25	(338)
USD	3,297	AUD	5,000	Goldman Sachs International	12/17/25	(14)
						(1,683)
						$ (1,076)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic 2070 Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 1,423,981	$ —	$ —	$ 1,423,981
Fixed-Income Funds	79,074	—	—	79,074
Money Market Funds	718,570	—	—	718,570
	$2,221,625	$—	$—	2,221,625
Investments Valued at NAV(a)				3,044,011
				$ 5,265,636
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 4,341	$ —	$ —	$ 4,341
Foreign Currency Exchange Contracts	—	607	—	607
Liabilities
Foreign Currency Exchange Contracts	—	(1,683)	—	(1,683)
	$4,341	$(1,076)	$—	$3,265

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s